9. Discontinued Operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations
Discontinued Operations

Note 9 — Discontinued Operations

Nova Sale

On November 10, 2017, the Company ceased control of Nova through the closing of the Nova Purchase Agreement in exchange for the return of 53,828 of the Company’s shares. Total consideration received for the sale was $80,742. The net carrying value of Nova on November 10, 2017 was $166,246. In addition, certain inter-company payables from Nova were forgiven prior to the transaction in the amount of $49,696. As a result, the Group recognized a loss of $135,200 on the sale of Nova. Nova’s operating results from January 1, 2017 to November 10, 2017 and for the year ended December 31, 2016 are reported as discontinued operations on the Group’s consolidated statements of profit/(loss) and comprehensive income/(loss) for the years ended December 31, 2017 and 2016.

The results of Nova for the year ended December 31, 2017 and 2016 are presented below:

(in US $)	2017	2016
Rental income	$167,940	$128,261
Other revenues	24,842	2,766
Expenses	(318,211)	(149,000)
Net fair value loss on revaluation of investment property	(84,150)	(71,968)
Operating (loss)/income	(209,579)	(89,941)

Finance costs	(146,249)	(213,108)
Loss before tax from discontinued operations	(355,828)	(303,049)

Tax expenses, current	144	71,772
Deferred tax (expense)/credit	(8,250)	5,830
Net loss from discontinued operations	(363,934)	(225,447)

Loss on sale of subsidiary	(135,200)	–
Loss on foreign currency exchange on discontinued operation	(254,935)	–

Loss from discontinued operations	$(754,069)	$(225,447)

Loss per share:	2017	2016

Basic loss for the year from discontinued operations	$(0.39)	$(0.12)
Diluted loss for the year from discontinued operations	$(0.39)	$(0.12)

Net cash flows for Nova are as follows:

	2017	2016
Operating	$61,784	$(92,130)
Investing	–	162,769
Financing	(46,376)	(69,770)
Net cash inflow/(outflow)	$15,408	$869

The following is a condensed statement of financial position for Nova as of November 10, 2017 (date of disposition):

Investment properties	$5,806,528
Other current assets	68,884

Total assets	$5,875,412

Stockholder’s equity	$166,246
Loans & borrowing	4,853,590
Other liabilities	855,576
Total equity and liabilities	$5,875,412